DEFERRED CHARGES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Debt arrangement fees and other deferred financing charges	$ 27,596	$ 23,384
Accumulated amortization	(13,920)	(10,028)
Deferred charges	$ 13,676	$ 13,356